Cost of Service	12 Months Ended
Dec. 31, 2024
Cost of Service [Abstract]
COST OF SERVICE
NOTE 17:	COST OF SERVICE

	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Hosting, carriers and subcontractors	314	-	-
Amortization	134	-	-

	448	-	-